Capital and funding	12 Months Ended
Dec. 31, 2024
Equity and liabilities [abstract]
Capital and funding	15. Capital and funding

Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.
Share-based compensation The Group operates a number of share-based compensation plans involving awards of ordinary shares. Full details of these plans are given in note 4C on pages 155 and 156.
Unification reserve The Group recognised a separate Unification Reserve within Equity as a result of PLC Share Premium that arose from Unification.
Other reserves Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.
Shares held by employee share trusts and group companies
An employee share trust and group companies purchase and hold shares to satisfy performance shares granted and other share awards (see note 4C). The assets and liabilities of the trust and shares held by the trust and group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and the trust’s borrowings are included in the Group’s liabilities. The costs of the trust are included in the results of the Group. The shares held by the trust and group companies are excluded from the calculation of earnings per share.

Financial liabilities
Financial liabilities are initially recognised at fair value, less any directly related transaction costs. When bonds are designated as being part of a fair value hedge relationship, in those cases bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in the income statement. Put options are initially recognised at the present value of the expected gross obligation, with changes in value being recognised in the income statement. Other financial liabilities, which includes put options, are subsequently carried at amortised cost, with the exception of:
■financial liabilities which the Group has elected to measure at fair value through profit or loss;
■derivative financial liabilities – see note 16 on page 174; and
■contingent consideration recognised by an acquirer in a business combination to which IFRS 3 applies. Such contingent consideration is subsequently measured at fair value through profit or loss.

Lease liabilities
Lease liabilities are initially measured at the present value of the lease payments that are not yet paid at the start of the lease term. This is discounted using an appropriate borrowing rate determined by the Group, where none is readily available in the lease contract. The lease liability is subsequently reduced by cash payments and increased by interest costs. The lease liability is remeasured when the Group assesses that there will be a change in the amount expected to be paid during the lease term.

The Group’s Treasury activities are designed to:
■maintain a competitive balance sheet in line with at least A/A2 rating (see below);
■secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);
■protect the Group’s financial results and position from financial risks (see note 16);
■maintain market risks within acceptable parameters, while optimising returns (see note 16); and
■protect the Group’s financial investments, while maximising returns (see note 17).
The Treasury department provides central deposit-taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.
Key instruments used by the Treasury department are:
■short-term and long-term borrowings;
■cash and cash equivalents; and
■plain vanilla derivatives, including interest rate swaps and foreign exchange contracts.
The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.
Unilever considers the following components of its balance sheet to be managed capital:
■total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);
■short-term debt – current financial liabilities (note 15C); and
■long-term debt – non-current financial liabilities (note 15C).
The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.
Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long term. This provides us with:
■appropriate access to the debt and equity markets;
■sufficient flexibility for acquisitions;
■sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and
■optimal weighted average cost of capital, given the above constraints.
Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.
15A. SHARE CAPITAL

Unilever PLC	£ million 2024	£ million 2023
PLC ordinary shares of 3 1/9 p each(a)	78.4	78.3

Unilever Group	€ million 2024	€ million 2023
Euro equivalent in millions(b)	88	88
(a)At 31 December 2024, 2,521,497,338 (2023: 2,516,597,338) of PLC ordinary shares were in issue. During the year, 4,900,000 new shares were issued.
(b)The ordinary share capital of PLC is translated using the conversion rate as at the date of Unification of £1 = €1.121.
15B. EQUITY
Basis of consolidation
Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to significant subsidiaries is provided in note 27 on page 191.
Subsidiaries with significant non-controlling interests
Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to
HUL is shown below.

HUL balance sheet as at 31 December	€ million 2024	€ million 2023
Non-current assets	6,478	6,221
Current assets	2,125	2,004
Current liabilities	(1,456)	(1,315)
Non-current liabilities	(1,798)	(1,531)

HUL comprehensive income for the year ended 31 December	€ million 2024	€ million 2023
Turnover	6,607	6,636
Profit after tax	1,167	1,147
Total comprehensive income	1,318	937

HUL cash flow for the year ended 31 December	€ million 2024	€ million 2023
Net increase/(decrease) in cash and cash equivalents	364	(22)

HUL non-controlling interest	€ million 2024	€ million 2023
1 January	(2,048)	(2,115)
Share of (profit)/loss for the year ended 31 December	(446)	(437)
Other comprehensive income	3	(1)
Dividend paid to the non-controlling interest	511	405
Currency translation	(60)	80
Other movements in equity	(4)	20
31 December	(2,044)	(2,048)
Analysis of other reserves

	€ million Total 2024	€ million Total 2023	€ million Total 2022
Fair value reserves – see following table	600	392	329
Currency retranslation of group companies – see following table	(7,026)	(7,432)	(5,803)
Capital redemption reserve	25	25	21
Book value of treasury shares – see following table	(37)	(207)	(282)
Repurchase of shares	(2,259)	(6,034)	(4,527)
Cancellation of PLC shares	–	5,282	–
Other(a)	(602)	(544)	(542)
	(9,299)	(8,518)	(10,804)
(a)Relates primarily to options to purchase non-controlling interest in subsidiaries.
Unilever acquired 27,368,909 (2023: 31,734,256) of its own shares through purchases on the stock exchanges during the year, which includes the share buyback programme as explained in note 24. During 2023, 112,746,434 of PLC ordinary shares were cancelled and the remaining shares were held as treasury shares as a separate component of other reserves.
15B. EQUITY continued
At 31 December 2024, the employee benefit trust held 1,998,281(2023: 1,361,032) of PLC shares. PLC and its subsidiaries held 326,473 (2023: 36,903) of PLC shares as treasury shares in connection with share-based compensation plans. The shares are shown as a deduction from other reserves. (see note 4C on pages
155 and 156).

Treasury shares – movements during the year	€ million 2024	€ million 2023
1 January	(959)	(4,809)
Repurchase of shares	(1,508)	(1,507)
Cancellation of PLC shares	–	5,282
Other purchases and utilisations	171	75
31 December	(2,296)	(959)

Currency retranslation reserves – movements during the year	€ million 2024	€ million 2023
1 January	(7,432)	(5,803)
Currency retranslation of group companies' net assets and liabilities during the year	(419)	(1,528)
Movement in net investment hedges and exchange differences in net investments in foreign operations	280	(115)
Recycling of currency retranslation to the income statement on business disposals	545	14
31 December	(7,026)	(7,432)

Fair value reserves – movements during the year	€ million 2024	€ million 2023
1 January	392	329
Movements in Other comprehensive income, net of tax
Gains/(losses) on equity instruments	60	(27)
Gains/(losses) on cash flow hedges	210	(27)
Hedging (gains)/losses transferred to non-financial assets	(62)	117
31 December	600	392
Refer to the consolidated statement of comprehensive income on page 138, the consolidated statement of changes in equity on page 139, and note 6C on page 159.
Remeasurement of defined benefit pension plans, net of tax

	€ million 2024	€ million 2023
1 January	(180)	330
Movement during the year	264	(510)
31 December	84	(180)
Refer to the consolidated statement of comprehensive income on page 138, the consolidated statement of changes in equity on page 139, note 4B from pages 150 to
155 and note 6C on page 159.
Currency retranslation gains/(losses) – movements during the year

	€ million 2024	€ million 2023
1 January	(7,344)	(5,883)
Currency retranslation during the year:
Other reserves	406	(1,629)
Retained profit	891	294
Non-controlling interest	92	(126)
31 December	(5,955)	(7,344)
15C. FINANCIAL LIABILITIES

Financial liabilities(a)	€ million Current 2024	€ million Non- current 2024	€ million Total 2024	€ million Current 2023	€ million Non- current 2023	€ million Total 2023
Bank loans and overdrafts(b)	517	4	521	501	5	506
Bonds and other loans	5,363	23,285	28,648	4,066	22,626	26,692
Lease liabilities	322	1,164	1,486	334	1,061	1,395
Derivatives	152	442	594	48	446	494
Other financial liabilities(c)	633	171	804	138	397	535
	6,987	25,066	32,053	5,087	24,535	29,622
(a)For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)Bank loans and overdrafts include €4 million (2023: €5 million) of secured liabilities.
(c)Includes options and financial liabilities to acquire non-controlling interests in the US, Myanmar, India, Italy and Hong Kong, refer to note 21.
Reconciliation of liabilities arising from financing activities

			Non-cash movement

Movements in 2024 and 2023	Opening balance at 1 January € million	Cash movement € million	Business acquisi- tions/ disposals € million	Foreign exchange changes € million	Fair value changes € million	Other movements € million	Closing balance at 31 December € million
2024
Bank loans and overdrafts(a)	(506)	(52)	–	2	–	35	(521)
Bonds and other loans(a)	(26,692)	(1,119)	–	(755)	(5)	(77)	(28,648)
Lease liabilities(b)	(1,395)	385	21	(24)	–	(473)	(1,486)
Derivatives	(494)	–	–	(13)	(87)	–	(594)
Other financial liabilities(a)	(535)	25	(59)	(33)	(203)	1	(804)
Total	(29,622)	(761)	(38)	(823)	(295)	(514)	(32,053)

2023
Bank loans and overdrafts(a)	(519)	(98)	(9)	130	–	(10)	(506)
Bonds and other loans(a)	(26,512)	(413)	(3)	403	(159)	(8)	(26,692)
Lease liabilities(b)	(1,408)	399	12	55	–	(453)	(1,395)
Derivatives	(631)	–	–	7	130	–	(494)
Other financial liabilities(a)	(418)	–	(44)	19	(81)	(11)	(535)
Total	(29,488)	(112)	(44)	614	(110)	(482)	(29,622)
(a)These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term borrowings, additional financial liabilities and repayment of financial liabilities. The difference of €(68) million (2023: €(14) million) represents cash movements in overdrafts that are not included in financing cash flows.
(b)Lease liabilities cash movement is included within capital element of lease payments in the consolidated cash flow statement. The difference of €4 million (2023: €5 million) represents gain or loss from termination and modification of lease contracts.
15C. FINANCIAL LIABILITIES continued
Analysis of bonds and other loans

€ million	Total 2024	Total 2023
Unilever PLC
1.375% Notes 2024 (£)	–	288
1.875% Notes 2029 (£)	300	286
1.500% Notes 2026 (£)	602	575
1.500% Notes 2039 (€)	647	647
2.125% Notes 2028 (£)(a)	334	320
Total PLC	1,883	2,116
Other group companies
The Netherlands
1.625% Notes 2033 (€)	795	794
1.375% Notes 2029 (€)	747	746
1.125% Bonds 2027 (€)	699	698
1.125% Bonds 2028 (€)	698	697
0.875% Notes 2025 (€)	650	649
0.500% Bonds 2025 (€)	650	649
1.375% Notes 2030 (€)	646	645
1.000% Notes 2027 (€)	599	599
0.500% Notes 2024 (€)	–	500
1.250% Notes 2025 (€)	1,000	1,000
1.750% Notes 2030 (€)	997	996
1.250% Notes 2031 (€)(a)	588	576
2.250% Notes 2034 (€)(a)	793	786
0.750% Notes 2026 (€)(a)	489	475
1.750% Notes 2028 (€)	646	645
3.250% Notes 2031 (€)	495	495
3.500% Notes 2035 (€)	496	496
3.250% Notes 2032 (€)	598	–
3.500% Notes 2037 (€)	597	–
3.250% Notes 2032 (€)	100	–

United States
5.900% Bonds 2032 (US $)	955	897
2.900% Notes 2027 (US $)	956	897
3.500% Notes 2028 (US $)	764	716
2.000% Notes 2026 (US $)	671	629
3.250% Notes 2024 (US $)	–	452
3.100% Notes 2025 (US $)	480	450
2.600% Notes 2024 (US $)	–	451
3.500% Bonds 2028 (US $)	478	449
3.375% Notes 2025 (US $)	336	315
7.250% Bonds 2026 (US $)	285	267
6.625% Bonds 2028 (US $)	231	214
5.600% Bonds 2097 (US $)	88	83
2.125% Notes 2029 (US $)	812	762
2.600% Notes 2024 (US $)	–	453
1.375% Notes 2030 (US $)(a)	391	368
0.626% Notes 2024 (US $)	–	452
2.625% Notes 2051 (US $)	613	576
1.750% Notes 2031 (US $)(a)	670	640
3.300% Notes 2029 (€)	549	549
3.400% Notes 2033 (€)	694	694
4.875% Notes 2028 (US $)	670	630
5.000% Notes 2033 (US $)	760	714
4.750% Notes 2031 (US $)	163	–
4.625% Bonds 2034 (US $)	949	–
4.250% Bonds 2027 (US $)	718	–
Commercial Paper (US $)	2,158	1,465

Other countries
Switzerland	89	6
Others	2	1
Total other group companies	26,765	24,576
Total bonds and other loans	28,648	26,692
(a)Bonds includes €(373) million (2023: €(378)million) fair value adjustment following the fair value hedge accounting of fixed-for-floating interest rate swaps.
Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.